Trade Receivables, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables, Net (Details) [Line Items]
Amount collected from outstanding trade receivable	$ 10,399
Proceeds from past due trade receivable	457
Outstanding trade receivables	27,007	$ 21,547
Receivables Secured by Bank Guarantee [Member]
Trade Receivables, Net (Details) [Line Items]
Outstanding trade receivables	$ 2,340,000